CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest income on loans	¥ 11,218	¥ 44,797	¥ 20,627
Interest expense
Interest expenses on loans	(18,720)	(21,296)	(21,374)
Business related taxes and surcharges	(405)	(405)	(452)
Total interest expense	(19,125)	(21,701)	(21,826)
Net interest income/(loss)	(7,907)	23,096	(1,199)
Credit impairment losses	(373,647)	(42,420)	(119,078)
Net interest income/(loss) after credit impairment losses	(381,554)	(19,324)	(120,277)
Non-interest and other income	0	0	387
Operating costs and expenses
Sales and marketing	0	(514)	(293)
General and administrative	(14,249)	(10,506)	(7,889)
Total operating costs and expenses	(14,249)	(11,020)	(8,182)
Loss before income taxes	(395,803)	(30,344)	(128,072)
Income tax expense	0	0	0
Net loss	(395,803)	(30,344)	(128,072)
Net loss attributable to:
Equity holders of the Company	(316,642)	(24,275)	(102,458)
Non-controlling interest	(79,161)	(6,069)	(25,614)
Net loss	(395,803)	(30,344)	(128,072)
Other comprehensive loss for the year
Net Loss	(395,803)	(30,344)	(128,072)
Total currency translation differences arising from consolidation	(1,489)	(325)	71
Total comprehensive loss for the year	(397,292)	(30,669)	(128,001)
Total comprehensive loss attributable to:
Equity holders of the Company	(317,834)	(24,535)	(102,401)
Non-controlling interests	(79,458)	(6,134)	(25,600)
Total comprehensive loss	¥ (397,292)	¥ (30,669)	¥ (128,001)
Basic and diluted earnings per share for the loss attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ (0.15)	¥ (0.02)	¥ 0.10
Weighted average number of shares outstanding in the year	2,109,776,108	1,003,303,952	1,002,201,016